Buffalo Emerging Opportunities Fund
Buffalo Emerging Opportunities Fund
Supplement dated April 17, 2018

to the

Buffalo Funds®

Prospectus dated July 29, 2017

Buffalo Emerging Opportunities Fund  (BUFOX)

This supplement makes the following revisions to the Summary Section of the Prospectus of the Buffalo Funds dated July 29, 2017, as previously supplemented.

Buffalo Emerging Opportunities Fund

The Calendar Year-to-Date Return, Best Quarter and Worst Quarter performance returns, and Average Annual Total Returns for the Buffalo Emerging Opportunities Fund are replaced with the following:

Calendar Year-to-Date Return (through June 30, 2017) = 17.52%

Best Quarter: June 30, 2009 = 34.09%

Worst Quarter: December 31, 2008 = -31.50%

Average Annual Total Returns for the periods ended December 31, 2016
Average Annual Returns - Buffalo Emerging Opportunities Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Buffalo Emerging Opportunities Fund	11.05%	13.37%	5.66%
After Taxes on Distributions | Buffalo Emerging Opportunities Fund	8.93%	11.95%	4.70%
After Taxes on Distributions and Sale of Fund Shares | Buffalo Emerging Opportunities Fund	7.84%	10.49%	4.35%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	8.19%	12.07%	6.46%

Please retain this Supplement with your Prospectus for reference.